Common Stock Reserved for Issuance	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Common Stock Reserved for Issuance
COMMON STOCK RESERVED FOR ISSUANCE

We had reserved shares of common stock, on an as-converted basis, for future issuance as follows:

	As of July 31,
	2011	2012
Conversion of outstanding Series A convertible preferred stock	4,368	—
Conversion of outstanding Series B convertible preferred stock	8,109	—
Conversion of outstanding Series C convertible preferred stock	8,696,095	—
Conversion of outstanding Series D convertible preferred stock	5,444,241	—
Conversion of outstanding Series E convertible preferred stock	8,443,888	—
Conversion of outstanding Series F-1 convertible preferred stock	935,383	—
Conversion of outstanding Series F-2 convertible preferred stock	2,233,132	—
Conversion of outstanding Series F-3 convertible preferred stock	1,076,147	—
Outstanding convertible preferred stock warrants	56,505	—
Outstanding stock options	9,566,792	11,847,046
Shares reserved for future grants	193,268	4,640,628
Shares reserved for employee stock purchase plan	—	1,500,000
Outstanding restricted stock units	—	35,550
Outstanding common stock warrants	336,488	22,831
	36,994,416	18,046,055

Concurrent with the closing of the IPO in April 2012, all shares of our outstanding convertible preferred stock automatically converted into 26,841,363 shares of common stock and all shares of outstanding convertible preferred stock warrants converted to common stock warrants.